Goodwill and Intangible Assets - Weighted Average Amortization Period In Total And By Intangible Asset Class (Details)	12 Months Ended
Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Useful Life	12 years 7 months 6 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful Life	13 years 6 months
Trade names
Finite-Lived Intangible Assets [Line Items]
Useful Life	8 years 9 months 18 days
Developed and acquired technology
Finite-Lived Intangible Assets [Line Items]
Useful Life	13 years 2 months 12 days
Permits
Finite-Lived Intangible Assets [Line Items]
Useful Life	9 years 10 months 24 days